SUBSEQUENT EVENTS - Acquisition of the GTA Bundle (Details) - Major business combination - Ontario Lottery and Gaming Corporation	Jan. 23, 2018	Jan. 04, 2018
Disclosure of non-adjusting events after reporting period [line items]
Minimum period of operating rights	22 years
Great Canadian
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		49.00%
Brookfield Asset Management Inc
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	49.00%
Clairvest Group Inc.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	2.00%